Horizon U.S. Defensive Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Value
	COMMON STOCKS - 97.7%
	Aerospace/Defense - 2.9%
3,588	General Dynamics Corp.	$821,401.00
1,593	L3Harris Technologies, Inc.	363,507
3,325	Lockheed Martin Corp.	1,396,866
1,741	Northrop Grumman Corp.	832,180
760	Teledyne Technologies, Inc. (a)	279,953
		3,693,907
	Agriculture - 0.7%
9,474	Archer Daniels Midland Co.	832,670

	Apparel - 0.2%
7,818	Tapestry, Inc.	271,519

	Auto Manufacturers - 0.8%
40,765	Ford Motor Co.	621,259
4,098	PACCAR, Inc.	358,616
		979,875
	Auto Parts & Equipment - 0.1%
4,763	BorgWarner, Inc.	179,565

	Banks - 1.4%
5,376	Citizens Financial Group, Inc.	197,192
21,289	Huntington Bancshares, Inc.	285,272
3,478	M&T Bank Corp.	632,231
14,479	Regions Financial Corp.	313,760
7,257	Truist Financial Corp.	339,918
		1,768,373
	Biotechnology - 2.0%
5,163	Amgen, Inc.	1,240,669
11,045	Corteva, Inc.	678,494
1,795	Incyte Corp. (a)	126,422
587	Regeneron Pharmaceuticals, Inc. (a)	341,082
766	Vertex Pharmaceuticals, Inc. (a)	215,828
		2,602,495
	Building Materials - 0.2%
5,419	Masco Corp.	275,665

	Chemicals - 1.8%
5,559	CF Industries Holdings, Inc.	575,134
12,853	Dow, Inc.	655,503
7,141	LyondellBasell Industries NV, Class A	592,703
9,230	Mosaic Co.	497,220
		2,320,560
	Commercial Services - 1.1%
1,386	Cintas Corp.	563,880
1,394	Gartner, Inc. (a)	397,736
1,667	United Rentals, Inc. (a)	486,831
		1,448,447
	Computers - 6.5%
2,921	Accenture PLC, Class A	842,592
38,421	Apple, Inc.	6,040,549
7,901	Cognizant Technology Solutions Corp., Class A	499,106
20,673	HP, Inc.	593,522
6,519	Western Digital Corp. (a)	275,493
		8,251,262
	Cosmetics/Personal Care - 0.4%
6,763	Colgate-Palmolive Co.	528,934

	Distribution/Wholesale - 0.7%
5,634	LKQ Corp.	299,842
996	WW Grainger, Inc.	552,720
		852,562
	Diversified Financial Services - 3.6%
7,894	American Express Co.	1,199,888
1,288	Ameriprise Financial, Inc.	345,197
1,599	CBOE Global Markets, Inc.	188,634
7,457	Franklin Resources, Inc.	194,404
5,015	Raymond James Financial, Inc.	523,416
7,135	Synchrony Financial	233,671
9,341	Visa, Inc.	1,856,150
		4,541,360
	Electric - 3.6%
6,915	American Electric Power Co., Inc.	692,883
5,757	Consolidated Edison, Inc.	562,689
5,634	Duke Energy Corp.	602,331
15,060	Exelon Corp.	661,285
7,063	FirstEnergy Corp.	279,342
6,988	NRG Energy, Inc.	288,465
6,964	Southern Co.	536,715
4,320	WEC Energy Group, Inc.	445,565
6,506	Xcel Energy, Inc.	483,070
		4,552,345
	Electronics - 0.5%
8,798	Amphenol Corp., Class A	646,917

	Environmental Control - 1.5%
5,659	Republic Services, Inc.	807,653
6,805	Waste Management, Inc.	1,150,249
		1,957,902
	Finance and Insurance - 0.6%
4,693	Brown & Brown, Inc.	295,847
10,581	US Bancorp	482,599
		778,446
	Food - 3.2%
8,091	Campbell Soup Co.	407,624
11,521	General Mills, Inc.	884,813
3,736	Hershey Co.	839,367
7,170	Kellogg Co.	521,546
15,730	Kroger Co.	754,096
8,679	Tyson Foods, Inc., Class A	654,223
		4,061,669
	Forest Products & Paper - 0.2%
6,950	International Paper Co.	289,259

	Gas - 0.2%
7,936	NiSource, Inc.	234,191

	Hand/Machine Tools - 0.2%
1,261	Snap-on, Inc.	274,721

	Health Care and Social Assistance - 0.1%
403	Molina Healthcare, Inc. (a)	135,960

	Healthcare Products - 0.1%
1,850	Hologic, Inc. (a)	124,986

	Healthcare Services - 6.1%
2,197	Anthem, Inc.	1,065,787
563	Humana, Inc.	271,242
974	Quest Diagnostics, Inc.	122,052
12,258	UnitedHealth Group, Inc.	6,365,947
		7,825,028
	Home Builders - 0.9%
4,335	DR Horton, Inc.	308,435
4,318	Lennar Corp., Class A	334,429
70	NVR, Inc. (a)	289,804
5,790	PulteGroup, Inc.	235,422
		1,168,090
	Household Products/Wares - 0.4%
4,364	Kimberly-Clark Corp.	556,497

	Information - 0.4%
847	FactSet Research Systems, Inc.	367,039
19,269	Lumen Technologies, Inc.	191,919
		558,958
	Insurance - 4.6%
3,047	Arthur J Gallagher & Co.	553,244
8,569	Berkshire Hathaway, Inc., Class B (a)	2,406,175
947	Everest Re Group, Ltd.	254,790
6,282	Hartford Financial Services Group, Inc.	403,996
7,821	Marsh & McLennan Cos., Inc.	1,262,075
3,497	Travelers Cos., Inc.	565,255
6,974	WR Berkley Corp.	451,915
		5,897,450
	Internet - 3.1%
20,847	Alphabet, Inc., Class A (a)	2,256,062
131	Booking Holdings, Inc. (a)	245,731
6,398	Meta Platforms, Inc., Class A (a)	1,042,426
18,876	NortonLifeLock, Inc.	426,409
		3,970,628
	Iron/Steel - 0.6%
5,972	Nucor Corp.	793,918

	Lodging - 0.5%
1,928	Hilton Worldwide Holdings, Inc.	245,550
2,749	Marriott International, Inc., Class A	422,631
		668,181
	Machinery - Diversified - 0.2%
2,364	Wabtec Corp.	207,205

	Manufacturing - 1.9%
12,519	Keurig Dr Pepper, Inc.	477,224
871	Moderna, Inc. (a)	115,207
1,135	Nordson Corp.	257,838
9,411	ON Semiconductor Corp. (a)	647,194
6,994	Raytheon Technologies Corp.	627,712
3,414	Teradyne, Inc.	288,961
		2,414,136
	Media - 1.1%
31,778	Comcast Corp., Class A	1,150,046
8,698	Paramount Global, Class B	203,446
		1,353,492
	Mining - 0.5%
19,780	Freeport-McMoRan, Inc.	585,488

	Miscellaneous Manufacturing - 0.2%
3,712	Textron, Inc.	231,555

	Oil & Gas - 9.5%
18,485	Cabot Oil & Gas Corp.	571,371
34,827	Chevron Corp.	5,504,756
22,751	ConocoPhillips	2,490,097
12,497	Devon Energy Corp.	882,538
17,615	Marathon Oil Corp.	450,768
18,225	Occidental Petroleum Corp.	1,293,975
7,848	Valero Energy Corp.	919,158
		12,112,663
	Packaging & Containers - 0.3%
2,491	Packaging Corp. of America	341,068

	Pharmaceuticals - 10.4%
23,642	AbbVie, Inc.	3,178,903
891	AmerisourceBergen Corp.	130,585
23,903	Bristol-Myers Squibb Co.	1,611,301
1,011	Cigna Corp.	286,568
12,635	CVS Health Corp.	1,240,125
1,748	Henry Schein, Inc. (a)	128,321
33,424	Merck & Co., Inc.	2,853,073
85,149	Pfizer, Inc.	3,851,289
		13,280,165
	Professional, Scientific, and Technical Services - 0.2%
697	EPAM Systems, Inc. (a)	297,270

	Real Estate - 0.2%
3,059	CBRE Group, Inc., Class A (a)	241,539

	Real Estate Investment Trusts - 2.5%
1,361	Camden Property Trust	174,902
1,721	Extra Space Storage, Inc.	342,014
16,266	Host Hotels & Resorts, Inc.	289,047
11,260	Kimco Realty Corp.	237,361
1,055	Mid-America Apartment Communities, Inc.	174,782
1,940	Public Storage	641,810
9,336	Realty Income Corp.	637,462
3,604	Regency Centers Corp.	219,268
13,713	Weyerhaeuser Co.	468,436
		3,185,082
	Retail - 6.2%
391	AutoZone, Inc. (a)	828,611
2,209	Costco Wholesale Corp.	1,153,319
1,800	Darden Restaurants, Inc.	222,678
1,580	Dollar Tree, Inc. (a)	214,374
2,886	Genuine Parts Co.	450,245
6,794	Lowe's Cos., Inc.	1,318,987
8,136	McDonald's Corp.	2,052,550
1,248	O'Reilly Automotive, Inc. (a)	870,006
1,176	Ulta Beauty, Inc. (a)	493,767
2,678	Yum! Brands, Inc.	297,901
		7,902,438
	Semiconductors - 5.0%
5,149	Analog Devices, Inc.	780,228
4,911	Broadcom, Inc.	2,451,130
2,724	KLA Corp.	937,410
10,638	Micron Technology, Inc.	601,366
9,358	Texas Instruments, Inc.	1,546,035
		6,316,169
	Shipbuilding - 0.2%
1,053	Huntington Ingalls Industries, Inc.	242,464

	Software - 6.1%
2,691	Electronic Arts, Inc.	341,407
2,396	Jack Henry & Associates, Inc.	460,511
21,650	Microsoft Corp.	5,660,826
5,359	Paychex, Inc.	660,979
1,838	Synopsys, Inc. (a)	635,985
		7,759,708
	Telecommunications - 0.9%
2,831	Arista Networks, Inc. (a)	339,380
5,732	T-Mobile US, Inc. (a)	825,179
		1,164,559
	Transportation - 3.1%
3,388	CH Robinson Worldwide, Inc.	386,740
36,556	CSX Corp.	1,156,998
1,266	Old Dominion Freight Line, Inc.	343,605
10,885	United Parcel Service, Inc., Class B	2,117,241
		4,004,584
	TOTAL COMMON STOCKS (Cost - $125,947,688)	124,681,925

	SHORT TERM INVESTMENTS - 2.0%
	Money Market Funds - 2.0%
2,545,234	First American Treasury Obligations Fund, Class X, 2.14% (b)	2,545,234
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,545,234)	2,545,234

	TOTAL INVESTMENTS - 99.7% (Cost - $128,492,922)	127,227,159
	Other Assets in Excess of Liabilities - 0.3%	411,555
	NET ASSETS - 100.0%	$127,638,714

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Interest rate reflects seven-day yield on August 31, 2022.